Summary of Significant Accounting Policies (Details) - Schedule of Reconciled Class A Ordinary Share of Reflected in Balance Sheet - Class A [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Reconciled Class A Ordinary Share of Reflected in Balance Sheet [Line Items]
Gross Proceeds from IPO	$ 230,000,000	$ 230,000,000
Proceeds allocated to Public Warrants	(7,475,000)	(7,475,000)
Issuance costs related to Class A ordinary shares	(16,099,160)	(16,099,160)
Accretion of carrying value to redemption value	31,562,053	28,178,166
Class A ordinary shares subject to possible redemption	$ 237,987,893	$ 234,604,006